Equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Equity

Note 13. Equity

Authorized Shares

As of June 30, 2025, the Company has 2,166,666,666 authorized ordinary shares, par value $$0.0000462 per share.

Ordinary Shares

On April 30, 2024, the Company registered a self-underwritten public offering (“Offering”) of up to 10,000,000 Class A ordinary shares. On May 2, 2025, the Company closed its first tranche of this Offering that the Company agreed to sell 6,930,000 Class A ordinary shares at $0.29 per share. The Company raised a total of $2,009,700 through this closing, before deducting Offering-related expenses. On May 15, 2025 the Company closed its second tranche of this Offering that the Company agreed to sell 1,275,862 Class A ordinary shares at $0.29 per share. The Company raised a total of $370,000 through this closing, before deducting Offering-related expenses.

On May 6, 2024, the Company issued 984,494 Class A ordinary shares upon the conversion of convertible notes (Note 12).

On March 21, 2025, the Company held an Extraordinary General Meeting (“EGM”), at which the shareholders approved and effected a one-for-three (1-for-3) consolidation of the Company’s issued and unissued ordinary shares. As a result of the consolidation:

●	The Company’s authorized share capital of US$100,100, previously divided into 6,500,000,000 ordinary shares with a par value of US$0.0000154 each (comprising 6,498,750,000 Class A ordinary shares and 1,250,000 Class B ordinary shares), was adjusted to 2,166,666,666.666 ordinary shares with a par value of US$0.0000462 each (comprising 2,166,250,000 Class A ordinary shares and 416,666.666 Class B ordinary shares).

●	Immediately following the consolidation, the Company effected a diminution of its authorized but unissued share capital by canceling 0.666 authorized but unissued Class B ordinary shares (par value US$0.0000462 each).

Following the diminution, the Company’s authorized share capital was US$100,099.9999692, divided into 2,166,666,666 ordinary shares with a par value of US$0.0000462 each, comprising:

●	2,166,250,000 Class A ordinary shares, par value US$0.0000462 each; and

●	416,666 Class B ordinary shares, par value US$0.0000462 each.